Exceptional items (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Exceptional items
Club restructuring and redundancy costs	£ (38)		£ (8,676)
Costs associated with loss of office	(14,499)	£ (5,529)	(14,499)	£ (5,529)
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe		(4,066)		(4,066)
Total exceptional items	£ (14,537)	£ (9,595)	£ (23,175)	£ (9,595)